Leases - Quantitative information about the operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease costs	$ 4,455	$ 4,809	$ 4,228
Variable lease costs	249	268	211
Finance income	(220)		(826)
Total	4,484	5,077	3,613
Operating cash flows from operating leases	$ 4,524	$ 4,823	$ 3,914
Weighted Average remaining lease term	3 years 21 days	4 years	4 years 5 months 8 days
Weighted Average discount rate	6.93%	6.87%	7.01%